Steve Suleski
Vice President
Office of General Counsel
Phone:   608.231.7653
Fax:     608.236.7653
E-mail:  steve.suleski@cunamutual.com


                                   May 3, 2005




VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE: CUNA Mutual Life Insurance Company, Variable Annuity Account (File No. 333-116426) (Investment Company Act Number 811-8260) Rule 497 Filing


Commissioners:

         I hereby certify that pursuant to Rule 497(j) of the Securities Act of 1933, the form of prospectus and statement of additional information dated May 2, 2005 that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment of the above-captioned registration statement filed. In addition, I certify that the text of the registrant's most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (608) 231-7653.

                                                  Sincerely,

                                                  /s/Steve Suleski

                                                  Steve Suleski



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